Selected Quarterly Data (unaudited) (Detail) - USD ($)	3 Months Ended									6 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 242,000	$ 2,341,000	$ 3,384,000	$ 3,682,000	$ 4,523,000	$ 6,363,000	$ 4,683,000	$ 4,499,000	$ 3,402,000		$ 13,930,000	$ 18,947,000	$ 10,545,000
General and administrative	2,264,000	1,999,000	1,940,000	2,049,000	2,130,000	2,462,000	1,556,000	1,185,000	877,000		8,118,000	6,080,000	3,369,000
Restructuring Charge	2,557,000	4,442,000	0	0	0					$ 7,000,000	3,040,000	0
Loss on disposal of assets		0	128,000								128,000	0	0
Total operating expenses	5,063,000	8,782,000	5,452,000	5,731,000	6,653,000	8,825,000	6,239,000	5,684,000	4,279,000		26,618,000	25,027,000	15,834,000
Other (income)		(88,000)	(87,000)	(93,000)	(82,000)	(36,000)	(8,000)	0	0
Net loss	(4,977,000)	$ (8,694,000)	$ (5,365,000)	$ (5,638,000)	(6,571,000)	(8,789,000)	(6,231,000)	(5,684,000)	(4,279,000)		(26,268,000)	(24,983,000)	(15,834,000)
Net loss attributable to common stockholders	$ (4,977,000)				$ (6,571,000)	$ (8,890,000)	$ (7,785,000)	$ (7,229,000)	$ (5,397,000)		$ (26,268,000)	$ (29,303,000)	$ (18,658,000)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.24)	$ (0.42)	$ (0.26)	$ (0.27)	$ (0.32)	$ (0.45)	$ (82.16)	$ (78.87)	$ (60.99)		$ (1.26)	$ (5.85)	$ (291.00)